Basic and diluted net loss per share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss from continuing operations	$ (14,140)	$ (53,415)	$ (40,793)
Net income from discontinued operations			1,303
Net loss for the year	(14,140)	(53,415)	(39,490)
Less: Net loss attributable to the non-controlling interest	(300)	(246)	(212)
Net loss attributable to Xunlei Limited	(13,840)	(53,169)	(39,278)
Numerator of basic net loss per share from continuing operations	(13,840)	(53,169)	(40,581)
Numerator of basic net income per share from discontinued operations			1,303
Numerator for diluted loss per share from continuing operations	$ (13,840)	$ (53,169)	(40,581)
Numerator for diluted income per share from discontinued operations			$ 1,303
Denominator:
Denominator for basic net loss per share-weighted average shares outstanding	337,429,601	337,845,675	334,965,987
Denominator for diluted net loss per share	337,429,601	337,845,675	334,965,987
Basic net loss per share from continuing operations	$ (0.04)	$ (0.16)	$ (0.12)
Basic net income per share from discontinued operations			0.00
Diluted net loss per share from continuing operations	$ (0.04)	$ (0.16)	(0.12)
Diluted net income per share from discontinued operations			$ 0.00